RELATED PARTY TRANSACTIONS AND BALANCES - Schedule Of Amounts Due From Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	¥ 9,241	$ 1,321	¥ 7,258
Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	9,241		7,258
Receivables from the online payment platform | Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	8,732		6,719
Prepaid service fees | Tencent Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	¥ 509		¥ 539